Cover	Jun. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2024
Entity File Number	333-185694
Entity Registrant Name	WALLY WORLD MEDIA, INC.
Entity Central Index Key	0001555214
Entity Tax Identification Number	45-5370930
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7121 West Craig Road
Entity Address, Address Line Two	#113-38
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89129
City Area Code	(702)
Local Phone Number	890-5299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WLYW
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false